Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment	PROPERTY AND EQUIPMENT
A summary of property and equipment at December 31 follows:

	2024	2023
	(In thousands)
Land and land improvements	$16,329	$16,421
Buildings	64,103	61,190
Equipment	80,988	78,648
	161,420	156,259
Accumulated depreciation and amortization	(123,928)	(120,736)
Property and equipment, net	$37,492	$35,523
Depreciation expense was $5.2 million, $5.2 million and $5.3 million in 2024, 2023 and 2022, respectively.